BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of business segment information
Business segment information is presented below (in millions):

	Year Ended December 31,
	2019	2018	2017
Net sales
AWP	$2,726.6	$2,950.4	$2,433.2
MP	1,602.6	1,576.8	1,326.3
Corporate and Other / Eliminations	23.9	(10.0)	34.2
Total	$4,353.1	$4,517.2	$3,793.7
Income (loss) from operations
AWP	$196.2	$300.5	$199.8
MP	227.9	211.1	148.9
Corporate and Other / Eliminations	(89.1)	(99.1)	(120.5)
Total	$335.0	$412.5	$228.2
Depreciation and amortization
AWP	$23.0	$20.9	$23.2
MP	9.1	9.0	9.5
Corporate	14.3	15.4	20.3
Total	$46.4	$45.3	$53.0
Capital expenditures
AWP	$82.1	$49.7	$15.6
MP	12.9	33.8	8.2
Corporate	10.5	7.5	7.9
Total	$105.5	$91.0	$31.7

Sales between segments are generally priced to recover costs plus a reasonable markup for profit, which is eliminated in consolidation.

	December 31,
	2019	2018
Identifiable assets
AWP	$1,814.4	$1,983.5
MP	1,750.9	1,725.9
Corporate and Other / Eliminations (1)	(379.5)	(751.4)
Assets held for sale (2)	9.8	527.9
Total	$3,195.6	$3,485.9

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

	December 31,
	2019	2018
Long-lived Assets
United States	$246.8	$193.1
United Kingdom	69.0	61.4
Germany	11.0	10.7
Other European countries	21.6	18.6
All other	41.0	33.5
Total	$389.4	$317.3

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
Geographic net sales information is presented below (in millions):

	Year Ended December 31, 2019
	AWP	MP	Corporate and Other / Eliminations	Total
Net sales by region
North America	$1,801.8	$605.6	$76.5	$2,483.9
Western Europe	431.1	514.2	0.6	945.9
Asia-Pacific	325.1	301.4	2.1	628.6
Rest of World (1)	168.6	181.4	(55.3)	294.7
Total (2)	$2,726.6	$1,602.6	$23.9	$4,353.1
(1) Includes intercompany sales and eliminations.
(2) Total sales include $2.3 billion attributable to the U.S., the Company’s country of domicile.

	Year Ended December 31, 2018
	AWP	MP	Corporate and Other / Eliminations	Total
Net sales by region
North America	$1,985.2	$580.4	$73.9	$2,639.5
Western Europe	530.5	456.7	0.7	987.9
Asia-Pacific	274.8	298.9	1.5	575.2
Rest of World (1)	159.9	240.8	(86.1)	314.6
Total (2)	$2,950.4	$1,576.8	$(10.0)	$4,517.2
(1) Includes intercompany sales and eliminations.
(2) Total sales include $2.4 billion attributable to the U.S., the Company’s country of domicile.

	Year Ended December 31, 2017
	AWP	MP	Corporate and Other / Eliminations	Total
Net sales by region
North America	$1,570.7	$548.9	$102.1	$2,221.7
Western Europe	404.2	356.1	18.7	779.0
Asia-Pacific	265.0	229.8	12.2	507.0
Rest of World (1)	193.3	191.5	(98.8)	286.0
Total (2)	$2,433.2	$1,326.3	$34.2	$3,793.7
(1) Includes intercompany sales and eliminations.
(2) Total sales include $2.1 billion attributable to the U.S., the Company’s country of domicile.

The Company attributes sales to unaffiliated customers in different geographical areas based on the location of the customer.

Product type net sales information is presented below (in millions):

	Year Ended December 31, 2019
	AWP	MP	Corporate and Other / Eliminations	Total
Net sales by product type
Aerial Work Platforms	$1,912.1	$—	$2.8	$1,914.9
Materials Processing Equipment	—	895.4	—	895.4
Specialty Equipment	—	699.9	5.3	705.2
Other (1)	814.5	7.3	15.8	837.6
Total	$2,726.6	$1,602.6	$23.9	$4,353.1
(1) Includes other product types, intercompany sales and eliminations.

	Year Ended December 31, 2018
	AWP	MP	Corporate and Other / Eliminations	Total
Net sales by product type
Aerial Work Platforms	$2,128.6	$—	$3.5	$2,132.1
Materials Processing Equipment	—	877.0	—	877.0
Specialty Equipment	—	661.8	5.6	667.4
Other (1)	821.8	38.0	(19.1)	840.7
Total	$2,950.4	$1,576.8	$(10.0)	$4,517.2
(1) Includes other product types, intercompany sales and eliminations.

	Year Ended December 31, 2017
	AWP	MP	Corporate and Other / Eliminations	Total
Net sales by product type
Aerial Work Platforms	$1,718.0	$—	$2.7	$1,720.7
Materials Processing Equipment	—	726.9	0.6	727.5
Specialty Equipment	—	574.0	1.1	575.1
Other (1)	715.2	25.4	(3.5)	737.1
Compact Construction Equipment (2)	—	—	33.3	33.3
Total	$2,433.2	$1,326.3	$34.2	$3,793.7
(1) Includes other product types, intercompany sales and eliminations.
(2) Remaining Compact Construction product lines divested in 2017.